Lease - Expected Future Lease Payments and Lease Revenues (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Minimum lease payments	₩ 151,161
Revenues	2,842
Less than 1 year [Member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Minimum lease payments	49,289
Revenues	1,926
1-5 years [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Minimum lease payments	101,872
Revenues	₩ 916